SEGMENTS	12 Months Ended
Apr. 30, 2023
Segment Reporting [Abstract]
SEGMENTS

Note 15: SEGMENTS

With the disposal of Foundation Sports and PlaySight in November 2022 and December 2022, the Company has ceased reporting two segments. The Company now only operates in the equipment segment. For previous segment reporting we refer you to our previously filed Annual Report on Form 10-K filed May 17, 2023.